UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1:	Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments

As of May 31, 2009

1	Yield Footnote

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (57.1%)
[2]	Federal Home Loan Bank	0.140%	6/8/09	229,617	229,611
[2,3]	Federal Home Loan Bank	1.232%	6/29/09	200,000	200,000
[2]	Federal Home Loan Bank	0.200%	7/6/09	200,000	199,961
[2,3]	Federal Home Loan Bank	0.790%	8/13/09	237,170	237,074
[2]	Federal Home Loan Mortgage Corp.	0.451%	6/1/09	150,000	150,000
[2]	Federal Home Loan Mortgage Corp.	0.401%	6/30/09	57,307	57,289
[2]	Federal Home Loan Mortgage Corp.	0.200%	7/6/09	882,150	881,978
[2,3]	Federal Home Loan Mortgage Corp.	1.211%	7/7/09	350,000	350,031
[2]	Federal National Mortgage Assn.	0.150%	6/8/09	1,200,000	1,199,965
[2,3]	Federal National Mortgage Assn.	0.800%	8/13/09	510,000	509,901
[2]	Federal National Mortgage Assn.	0.270%–.280%	8/17/09	400,000	399,762
	U.S. Treasury Bill	0.280%	6/4/09	300,000	299,993
	U.S. Treasury Bill	0.220%–.240%	6/11/09	750,000	749,953
	U.S. Treasury Bill	0.250%	6/18/09	1,000,000	999,882
	U.S. Treasury Bill	0.200%	7/9/09	1,000,000	999,789
	U.S. Treasury Bill	0.180%	7/16/09	250,000	249,944
	U.S. Treasury Bill	0.170%	7/23/09	1,500,000	1,499,632
	U.S. Treasury Bill	0.175%	7/30/09	1,250,000	1,249,641
	U.S. Treasury Bill	0.195%	8/6/09	500,000	499,821
	U.S. Treasury Bill	0.190%	8/13/09	300,000	299,884
	U.S. Treasury Bill	0.185%–.471%	8/20/09	1,050,000	1,049,283
	U.S. Treasury Bill	0.175%	8/27/09	600,000	599,746
	U.S. Treasury Bill	0.295%	11/19/09	400,000	399,439
	U.S. Treasury Bill	0.300%	11/27/09	200,000	199,702
Total U.S. Goverment and Agency Obligations (Cost $13,512,281)					13,512,281
Commercial Paper (11.9%)
Finance - Auto (0.9%)
	Toyota Motor Credit Corp.	0.300%	6/1/09	100,000	100,000
	Toyota Motor Credit Corp.	0.350%	7/6/09	98,000	97,967

					197,967
Finance - Other (0.2%)
	General Electric Capital Corp.	0.351%	10/5/09	50,000	49,939

Foreign Banks (6.4%)
[4]	Australia & New Zealand Banking Group, Ltd.	0.511%	8/10/09	64,000	63,933

Vanguard Market Liquidity Fund

Schedule of Investments

As of May 31, 2009

	CBA (Delaware) Finance Inc.	0.741%	6/17/09	20,000	19,993
	CBA (Delaware) Finance Inc.	0.741%	6/18/09	31,000	30,989
	CBA (Delaware) Finance Inc.	0.641%	6/23/09	100,000	99,961
	CBA (Delaware) Finance Inc.	0.400%	7/6/09	160,000	159,937
[4]	Danske Corp.	0.601%	6/1/09	89,498	89,498
[4]	Danske Corp.	0.360%	6/5/09	45,000	44,998
[4]	Danske Corp.	0.681%	7/16/09	70,575	70,514
[4]	Danske Corp.	0.551%	7/20/09	125,000	124,897
[4]	Danske Corp.	0.541%	7/29/09	75,000	74,935
[4]	Danske Corp.	0.370%	8/17/09	50,000	49,960
[4]	Danske Corp.	0.410%	8/20/09	50,000	49,954
[4]	National Australia Funding (Delaware)	0.460%	7/17/09	75,000	74,956
	Santander Central Hispano Finance (Delaware), Inc.	1.044%	9/8/09	34,000	33,903
	Santander Central Hispano Finance (Delaware), Inc.	0.651%	9/18/09	27,000	26,947
[4]	Straight-A Funding LLC	0.430%	8/10/09	58,000	57,952
	Svenska Handelsbanken, Inc.	0.902%	6/11/09	27,426	27,419
[4]	Westpac Banking Corp.	0.600%	6/24/09	75,000	74,971
[4]	Westpac Banking Corp.	0.581%	6/26/09	149,000	148,940
[4]	Westpac Banking Corp.	0.491%	7/29/09	60,000	59,953
[4]	Westpac Banking Corp.	0.531%	8/17/09	54,500	54,438
[4]	Westpac Banking Corp.	0.330%	8/21/09	25,000	24,981
[4]	Westpac Banking Corp.	0.813%	11/4/09	52,000	51,817

					1,515,846
Foreign Governments (1.2%)
	Caisse D'Amortissement	0.903%	6/4/09	50,000	49,996
	Caisse D'Amortissement	0.521%	7/1/09	24,500	24,490
	Caisse D'Amortissement	0.521%	9/21/09	17,000	16,973
	Caisse D'Amortissement	0.521%	9/22/09	39,000	38,936
	Caisse D'Amortissement	0.581%	10/1/09	59,500	59,383
[4]	Electricite de France	0.601%	6/4/09	20,000	19,999
[4]	Kreditanstalt Fuer Wiederaufbau	0.330%	9/9/09	75,000	74,931

					284,708
Foreign Industrial (1.4%)
[4]	Nestle Capital Corp.	0.350%	6/1/09	11,970	11,970
[4]	Nestle Capital Corp.	0.350%	6/8/09	27,525	27,523
[4]	Nestle Capital Corp.	0.250%	7/15/09	100,000	99,969
[4]	Total Capital Canada, Ltd.	0.621%	6/24/09	163,000	162,935
[4]	Total Capital Canada, Ltd.	0.501%	7/14/09	12,500	12,493

Vanguard Market Liquidity Fund

Schedule of Investments

As of May 31, 2009

[4]	Total Capital Canada, Ltd.	0.400%	8/13/09	15,000	14,988

					329,878
Industrial (1.8%)
	Chevron Funding Corp.	0.230%	6/1/09	125,000	125,000
	General Electric Co.	0.450%	6/19/09	75,000	74,983
	General Electric Co.	0.370%	6/22/09	140,000	139,967
	Merck & Co. Inc.	0.230%	6/15/09	25,000	24,998
	Merck & Co. Inc.	0.200%	7/6/09	21,935	21,930
[4]	Pfizer Inc.	0.360%	6/10/09	14,000	13,999
[4]	Procter & Gamble Co.	0.370%	6/15/09	33,590	33,585

					434,462
Total Commercial Paper (Cost $2,812,800)					2,812,800
Certificates of Deposit (23.7%)
Domestic Banks (1.3%)
	State Street Bank & Trust Co.	0.900%	7/6/09	97,000	97,000
	State Street Bank & Trust Co.	0.900%	7/7/09	103,000	103,000
	State Street Bank & Trust Co.	0.650%	7/24/09	35,000	35,000
	State Street Bank & Trust Co.	0.500%	8/5/09	75,000	75,000

					310,000
Eurodollar Certificates of Deposit (6.8%)
	Australia & New Zealand Banking Group, Ltd.	0.600%	6/29/09	75,000	75,000
	Australia & New Zealand Banking Group, Ltd.	0.600%	6/30/09	125,000	125,000
	Bank of Nova Scotia	0.630%	6/30/09	125,000	125,000
	Bank of Nova Scotia	0.500%	7/29/09	50,000	50,000
	Commonwealth Bank of Australia	0.510%	7/31/09	40,000	40,000
	Commonwealth Bank of Australia	0.550%	8/3/09	60,000	60,000
	Credit Agricole S.A.	1.000%	6/5/09	40,000	40,000
	Credit Agricole S.A.	0.950%	6/19/09	50,000	50,000
	Credit Agricole S.A.	0.950%	7/1/09	75,000	75,000
	Credit Agricole S.A.	0.750%	7/17/09	50,000	50,003
	Credit Agricole S.A.	0.650%	7/24/09	75,000	75,000
	Credit Agricole S.A.	0.500%	9/21/09	75,000	75,000
	Credit Agricole S.A.	0.450%	9/22/09	40,000	40,000
	HSBC Bank PLC	1.000%	6/18/09	50,000	50,000
	HSBC Bank PLC	0.500%	7/29/09	75,000	75,000
	HSBC Bank PLC	0.450%	8/3/09	67,000	67,000
	HSBC Bank PLC	0.380%	8/20/09	50,000	50,000
	ING Bank N.V.	0.410%	7/20/09	75,000	75,000

Vanguard Market Liquidity Fund

Schedule of Investments

As of May 31, 2009

ING Bank N.V.	0.550%	8/19/09	125,000	125,000
National Australia Bank Ltd.	0.750%	6/17/09	50,000	50,000
National Australia Bank Ltd.	0.650%	6/29/09	50,000	50,000
National Australia Bank Ltd.	0.600%	7/1/09	75,000	75,000
National Australia Bank Ltd.	0.580%	7/9/09	75,000	75,000
National Australia Bank Ltd.	1.000%	11/5/09	50,000	50,000

				1,622,003
Yankee Certificates of Deposit (15.6%)
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	1.010%	6/17/09	50,000	50,003
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	0.500%	6/22/09	50,000	50,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	0.960%	7/6/09	50,000	50,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	0.810%	7/15/09	50,000	50,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	0.605%	7/28/09	35,000	35,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	0.550%	8/5/09	125,000	125,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	1.105%	10/29/09	40,000	40,004
Bank of Montreal (Chicago Branch)	0.380%	6/23/09	50,000	50,000
Bank of Montreal (Chicago Branch)	0.600%	7/9/09	70,000	70,000
Bank of Nova Scotia (Houston Branch)	0.440%	6/22/09	40,000	40,000
Bank of Nova Scotia (Houston Branch)	0.450%	6/22/09	40,000	40,000
Bank of Nova Scotia (Houston Branch)	0.520%	7/22/09	40,000	40,000
Bank of Nova Scotia (Houston Branch)	0.780%	11/2/09	50,000	50,000
Bank of Nova Scotia (Houston Branch)	0.760%	11/4/09	50,000	50,000
BNP Paribas (New York Branch)	0.450%	7/13/09	50,000	50,000
BNP Paribas (New York Branch)	0.740%	7/13/09	50,000	50,000

Vanguard Market Liquidity Fund

Schedule of Investments

As of May 31, 2009

BNP Paribas (New York Branch)	0.620%	7/28/09	40,000	40,000
BNP Paribas (New York Branch)	0.600%	7/29/09	50,000	50,000
BNP Paribas (New York Branch)	0.550%	8/10/09	75,000	75,000
BNP Paribas (New York Branch)	0.500%	8/11/09	75,000	75,000
BNP Paribas (New York Branch)	0.870%	11/5/09	100,000	100,000
Dexia Credit Local SA (New York Branch)	1.000%	7/6/09	87,000	87,000
Dexia Credit Local SA (New York Branch)	1.150%	8/4/09	87,000	87,000
Lloyds TSB Bank PLC (New York Branch)	0.810%	6/29/09	50,000	50,000
Lloyds TSB Bank PLC (New York Branch)	1.080%	7/9/09	175,000	175,000
Lloyds TSB Bank PLC (New York Branch)	0.840%	8/13/09	50,000	50,019
National Australia Bank Ltd. (New York Branch)	0.445%	8/3/09	50,000	50,000
National Australia Bank Ltd. (New York Branch)	0.520%	8/18/09	50,000	50,000
Nordea Bank Finland PLC (New York Branch)	0.350%	7/6/09	50,000	50,000
Nordea Bank Finland PLC (New York Branch)	0.330%	7/13/09	60,000	60,000
Nordea Bank Finland PLC (New York Branch)	0.450%	9/1/09	100,000	100,000
Nordea Bank Finland PLC (New York Branch)	0.510%	9/29/09	74,000	74,000
Nordea Bank Finland PLC (New York Branch)	0.590%	10/29/09	40,000	40,000
Rabobank Nederland NV (New York Branch)	0.650%	6/26/09	75,000	75,000
Rabobank Nederland NV (New York Branch)	0.450%	8/4/09	75,000	75,000
Rabobank Nederland NV (New York Branch)	0.450%	8/5/09	125,000	125,000
Rabobank Nederland NV (New York Branch)	0.750%	11/2/09	75,000	75,000
Rabobank Nederland NV (New York Branch)	0.750%	11/5/09	75,000	75,000
Royal Bank of Canada (New York Branch)	0.700%	6/10/09	135,000	135,000
Royal Bank of Scotland PLC (Connecticut Branch)	0.920%	6/22/09	30,000	30,000

Vanguard Market Liquidity Fund

Schedule of Investments

As of May 31, 2009

Royal Bank of Scotland PLC (Connecticut Branch)	1.010%	8/3/09	40,000	40,000
Royal Bank of Scotland PLC (New York Branch)	1.400%	6/15/09	50,000	50,000
Royal Bank of Scotland PLC (New York Branch)	1.250%	7/8/09	150,000	150,000
Societe Generale (New York Branch)	0.960%	6/8/09	50,000	50,000
Societe Generale (New York Branch)	0.750%	7/1/09	135,000	135,000
Societe Generale (New York Branch)	0.780%	7/7/09	23,000	23,000
Societe Generale (New York Branch)	0.650%	7/27/09	20,000	20,000
Societe Generale (New York Branch)	0.650%	8/3/09	125,000	125,000
Svenska Handelsbanken (New York Branch)	0.900%	6/16/09	50,000	50,000
Svenska Handelsbanken (New York Branch)	0.720%	6/26/09	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.550%	8/5/09	25,000	25,000
Toronto Dominion Bank (New York Branch)	0.450%	7/22/09	150,000	150,000
Toronto Dominion Bank (New York Branch)	0.450%	7/22/09	75,000	75,000
Toronto Dominion Bank (New York Branch)	0.550%	11/2/09	50,000	50,000

				3,686,026
Total Certificates of Deposit (Cost $5,618,029)				5,618,029
Repurchase Agreements (6.9%)
Barclays Capital Inc. (Dated 5/29/09, Repurchase Value $55,189,000, collateralized by U.S. Treasury Note 0.875%, 2/28/11)	0.170%	6/1/09	55,188	55,188
JPMorgan Securities Inc. (Dated 5/29/09, Repurchase Value $215,003,000, collateralized by U.S. Treasury Note 1.750%, 1/31/14)	0.170%	6/1/09	215,000	215,000

Vanguard Market Liquidity Fund

Schedule of Investments

As of May 31, 2009

RBC Capital Markets Corp. (Dated 5/29/09, Repurchase Value $243,004,000, collateralized by Federal Home Loan Bank 1.050%, 11/15/10, and Federal Home Loan Mortgage Corp. 1.550%-5.500%, 12/15/10-8/20/12)	0.200%	6/1/09	243,000	243,000
RBS Securities Inc. (Dated 5/29/09, Repurchase Value $136,002,000, collateralized by Federal Home Loan Mortgage Corp. Discount Note, 6/22/09-12/21/09)	0.190%	6/1/09	136,000	136,000
Societe Generale (Dated 5/29/09, Repurchase Value $275,004,000, collateralized by U.S. Treasury Inflation Adjusted Note 2.125%-2.375%, 1/15/17-1/15/19, U.S. Treasury Bond 4.250%-12.500%, 8/15/14-5/15/39, and U.S. Treasury Note 1.750%-4.625%, 7/31/09-11/15/18)	0.160%	6/1/09	275,000	275,000
Societe Generale (Dated 5/29/09, Repurchase Value $46,241,000, collateralized by U.S. Treasury Inflation Adjusted Note 2.125%-2.375%, 1/15/17-1/15/19, U.S. Treasury Bond 4.250%-12.500%, 8/15/14-5/15/39, and U.S. Treasury Note 1.750%-4.625%, 7/31/09-11/15/18)	0.160%	6/1/09	46,240	46,240

Vanguard Market Liquidity Fund

Schedule of Investments

As of May 31, 2009

Societe Generale (Dated 5/29/09, Repurchase Value $335,005,000, collateralized by U.S. Treasury Inflation Adjusted Bond 1.750%-3.625%, 1/15/27-1/15/29, U.S. Treasury Inflation Adjusted Note 1.375%-3.000%, 4/15/11-7/15/18, U.S. Treasury Bill 0.000%, 9/3/09-10/22/09, U.S. Treasury Bond 6.375%-11.250%, 2/15/15-8/15/27, and U.S. Treasury Note 1.375%-6.000%, 7/15/09-5/15/19)	0.170%	6/1/09	335,000	335,000
Societe Generale (Dated 5/29/09, Repurchase Value $141,715,000, collateralized by U.S. Treasury Inflation Adjusted Note 2.000%, 4/15/12, U.S. Treasury Bond 6.125%-11.250%, 2/15/15-8/15/29, and U.S. Treasury Note 0.875%-4.500%, 5/15/10-3/31/16)	0.190%	6/1/09	141,713	141,713
Societe Generale (Dated 5/29/09, Repurchase Value $191,003,000, collateralized by Federal Farm Credit Bank 5.150%, 11/15/19, Federal Home Loan Bank 3.000%, 6/11/10, Federal Home Loan Bank Discount Note 6/11/09, and Federal National Mortgage Assn. 5.625%, 7/15/37)	0.190%	6/1/09	191,000	191,000
Total Repurchase Agreements (Cost $1,638,141)				1,638,141

Vanguard Market Liquidity Fund

Schedule of Investments

As of May 31, 2009

				Shares
Money Market Fund (0.3%)
[5]	Vanguard Municipal Cash Management Fund (Cost $76,346)	0.374%		76,346,000	76,346
				Face Amount ($000)
Corporate Bonds (0.1%)
Industrial (0.1%)
	Consumer Noncyclical (0.1%)
[3]	Procter & Gamble Co. (Cost $17,031)	1.314%	6/9/09	17,000	17,031
Total Investments (100.0%) (Cost $23,674,628)					23,674,628
Other Assets and Liabilities-Net (0.0%)					6,356
Net Assets (100%)					23,680,984

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3	Adjustable-rate security.
4

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At May 31, 2009, the aggregate value of these securities was $1,589,089,000, representing 6.7% of net assets.

5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	76,346
Level 2- Other significant observable inputs	23,598,282
Level 3- Significant unobservable inputs
Total	23,674,628

The majority of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments

As of May 31, 2009

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.7%)
Alabama (0.7%)
[1]	Alabama Public School & College Auth. TOB VRDO	0.690%	6/5/09	(4)	11,935	11,935
	Pell City AL Special Care Fac. Financing Auth. Rev. (Noland Health Service) VRDO	0.340%	6/5/09	LOC	5,000	5,000

						16,935
Alaska (0.4%)
	Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	0.130%	6/1/09		10,000	10,000

Arizona (0.5%)
	Arizona Board Regents Arizona State Univ. System Rev. VRDO	0.200%	6/5/09	LOC	7,400	7,400
[1]	Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.440%	6/5/09	(13)	4,500	4,500

						11,900
California (2.7%)
	California Educ. Fac. Auth. Rev. (Loyola-Marymount Univ.) VRDO	0.750%	6/5/09	LOC	4,000	4,000
	California GO VRDO	3.250%	6/5/09	LOC	17,550	17,550
	California State Dept. of Water Resources Power Supply Rev. VRDO	0.200%	6/1/09	LOC	7,500	7,500
[1]	Grossmont CA Union High School Dist. TOB VRDO	0.340%	6/5/09		7,525	7,525
[1]	Los Angeles CA USD GO TOB VRDO	0.340%	6/5/09		6,230	6,230
[1]	Metro. Water Dist. Of Southern California Rev. TOB VRDO	0.390%	6/5/09	(13)	8,000	8,000
	Rancho CA Water Dist. Community Fac. Dist. VRDO	0.250%	6/5/09	LOC	6,460	6,460
	Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.500%	6/5/09	(4)	6,700	6,700

						63,965
Colorado (3.7%)
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.300%	6/1/09	LOC	1,600	1,600
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.300%	6/1/09	LOC	10,150	10,150
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.300%	6/1/09	LOC	11,560	11,560
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.300%	6/1/09	LOC	5,055	5,055

[1]	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.590%	6/5/09	(4)	9,995	9,995
	Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.330%	6/5/09		3,100	3,100
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.300%	6/5/09	LOC	3,535	3,535
	Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.300%	6/5/09	LOC	3,630	3,630
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.300%	6/5/09		15,700	15,700
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.500%	6/5/09		16,000	16,000
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	1.600%	6/5/09		5,000	5,000

						85,325
Connecticut (0.4%)
[1]	Connecticut State Health & Educ. TOB VRDO	0.370%	6/5/09		10,330	10,330

Delaware (0.7%)
	Delaware Econ. Dev. Auth. Rev. (Archmere Academy Project) VRDO	0.350%	6/5/09	LOC	9,925	9,925
	Kent County DE Rev. (Providence Creek Academy) VRDO	0.340%	6/5/09	LOC	6,500	6,500

						16,425
District of Columbia (0.6%)
	District of Columbia Rev. (Washington Center for Internships) VRDO	0.270%	6/5/09	LOC	4,800	4,800
	District of Columbia Rev. (Washington Drama Society) VRDO	0.300%	6/5/09	LOC	4,625	4,625
[1]	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.490%	6/5/09	(12)	4,010	4,010

						13,435
Florida (7.2%)
[1]	Highlands County FL Health Rev. (Adventist Health System) TOB VRDO	0.490%	6/5/09	(13)	8,135	8,135
	Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.280%	6/1/09	LOC	17,500	17,500
	Jacksonville FL Captial Project Rev. VRDO	0.350%	6/5/09	LOC	33,435	33,435
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.200%	6/5/09		10,885	10,885
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.250%	6/5/09		5,400	5,400
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.250%	6/5/09		2,900	2,900
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.320%	6/5/09		5,000	5,000
	Jacksonville FL Transp. Rev. VRDO	0.300%	6/5/09	LOC	11,000	11,000
	Lakeland FL Electric & Water Rev. VRDO	0.140%	6/5/09	LOC	15,000	15,000

	Miami FL Health Fac. Auth. (Catholic Health East) TOB VRDO	0.200%	6/5/09	LOC	15,870	15,870
	Miami-Dade County FL Special Obligation VRDO	0.270%	6/5/09	LOC	10,000	10,000
	Miami-Dade County IDA Rev. (American Pub Media Group Project) VRDO	0.250%	6/1/09	LOC	10,300	10,300
[1]	Ocala FL Util. System Rev. TOB VRDO	0.460%	6/5/09	(13)	5,265	5,265
	Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	0.240%	6/1/09	LOC	9,375	9,375
[1]	South Florida Water Management Dist. TOB VRDO	0.440%	6/5/09	(12)	6,990	6,990

						167,055
Georgia (3.5%)
[1]	Augusta GA Water & Sewer Rev. TOB VRDO	0.640%	6/5/09	(4)	7,645	7,645
	Fulton County GA Dev. Auth. (Morehouse College) VRDO	0.500%	6/5/09	LOC	3,939	3,939
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.300%	6/5/09	LOC	19,550	19,550
	Gwinnett County GA Water & Sewer Auth Rev. VRDO	0.350%	6/5/09		5,500	5,500
	Private Colleges & Univ. Auth. Of Georgia Rev. (Emory Univ.) VRDO	0.100%	6/5/09		2,740	2,740
	Private Colleges & Univ. Auth. Of Georgia Rev. (Emory Univ.) VRDO	0.100%	6/5/09		9,325	9,325
	Private Colleges & Univ. Auth. Of Georgia Rev. (Emory Univ.) VRDO	0.100%	6/5/09		32,975	32,975

						81,674
Idaho (0.3%)
	Idaho Health Facs. Auth. Rev. (St. Lukes Medical Center) VRDO	0.500%	6/1/09	(4)	6,000	6,000

Illinois (8.8%)
[1]	Chicago IL Board of Educ. TOB VRDO	0.290%	6/5/09	LOC	8,615	8,615
[1]	Chicago IL GO TOB VRDO	0.250%	6/5/09		5,000	5,000
	Chicago IL GO VRDO	0.100%	6/1/09	LOC	5,185	5,185
	Chicago IL GO VRDO	0.100%	6/1/09	LOC	6,475	6,475
	Chicago IL GO VRDO	0.150%	6/1/09		2,000	2,000
	Chicago IL Wastewater Transmission Rev. VRDO	0.300%	6/1/09	LOC	7,800	7,800
	Chicago IL Wastewater Transmission Rev. VRDO	0.300%	6/1/09	LOC	12,000	12,000
[1]	Chicago IL Water Rev. TOB VRDO	0.590%	6/5/09	(4)	7,795	7,795
	Chicago IL Water Rev. VRDO	0.230%	6/5/09	LOC	14,900	14,900
	Chicago IL Water Rev. VRDO	0.230%	6/5/09	LOC	3,225	3,225
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.180%	6/5/09		4,919	4,919
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.180%	6/5/09		12,584	12,584
	Illinois Finance Auth. Pollution Commonwealth Edison Co. VRDO	0.350%	6/5/09	LOC	7,800	7,800
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.250%	6/1/09		8,995	8,995

	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.250%	6/1/09		2,430	2,430
	Illinois Finance Auth. Rev. (Chicago Univ.) VRDO	0.250%	6/1/09	LOC	4,200	4,200
	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.300%	6/1/09	LOC	15,000	15,000
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.250%	6/1/09		7,000	7,000
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.250%	6/1/09		25,000	25,000
	Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.180%	6/5/09		9,769	9,769
[1]	Illinois GO TOB VRDO	0.200%	6/1/09	LOC	35,300	35,300

						205,992
Indiana (2.0%)
[1]	Indiana Bond Bank Rev. TOB VRDO	0.390%	6/5/09	(4)	5,945	5,945
	Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.230%	6/5/09	LOC	8,930	8,930
[1]	Indiana Muni. Power Agency Rev. TOB VRDO	0.490%	6/5/09	(1)(13)	5,000	5,000
[1]	Purdue Univ. Indiana Univ. Rev. TOB VRDO	1.750%	6/5/09		8,035	8,035
[1]	South Bend IN Redev. Auth. Lease Rev. TOB VRDO	0.320%	6/5/09		5,690	5,690
	St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame du Lac Project) VRDO	0.100%	6/5/09		13,800	13,800

						47,400
Iowa (0.7%)
	Iowa Finance Auth. Health Fac. Rev. (Iowa Health System) VRDO	0.230%	6/1/09	LOC	5,000	5,000
	Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.350%	6/5/09	(12)	2,370	2,370
	Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (St. Ambrose University)	0.250%	6/1/09	LOC	10,000	10,000

						17,370
Kentucky (0.7%)
	Berea KY Educ. Fac. Rev. (Berea College) VRDO	0.300%	6/1/09		7,855	7,855
	Trimble County KY Association of Counties Leasing Trust Lease Program Rev. VRDO	0.250%	6/1/09	LOC	7,575	7,575

						15,430
Louisiana (0.5%)
[1]	East Baton Rouge LA Sewer Commission Rev. TOB VRDO	0.440%	6/5/09	(13)	5,890	5,890
[1]	East Baton Rouge LA Sewer Commission Rev. TOB VRDO	0.440%	6/5/09	(13)	5,620	5,620

						11,510

Maine (0.3%)
	Maine Housing Auth. Mortgage Rev. VRDO	0.300%	6/1/09		1,000	1,000
	Maine Housing Auth. Mortgage Rev. VRDO	2.450%	6/5/09		5,000	5,000

						6,000
Massachusetts (2.5%)
[1]	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.000%	6/5/09		21,866	21,866
[1]	Massachusetts GO TOB VRDO	0.460%	6/5/09		18,455	18,455
	Massachusetts Health & Educ. Fac. Auth. Rev. VRDO	0.070%	6/5/09		10,000	10,000
[1]	Massachusetts Water Pollution Abatement Trust TOB VRDO	2.410%	6/5/09		7,670	7,670

						57,991
Michigan (3.9%)
	Michigan State Univ. Board of Trustees VRDO	0.070%	6/5/09		21,300	21,300
	Michigan Strategic Fund Limited Obligation Rev. (Henry Ford Museum) VRDO	0.350%	6/1/09	LOC	11,250	11,250
	Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	0.280%	6/1/09		7,150	7,150
	Univ. of Michigan Hosp. Rev. VRDO	0.280%	6/1/09		950	950
	Univ. of Michigan Hosp. Rev. VRDO	0.230%	6/5/09		32,200	32,200
	Univ. of Michigan Univ. Rev. VRDO	0.180%	6/5/09		12,950	12,950
[1]	Wayne MI Univ. of Michigan Univ. Rev. TOB VRDO	0.300%	6/1/09		4,995	4,995

						90,795
Minnesota (1.1%)
	Hennepin County MN Rev. VRDO	0.250%	6/5/09		13,875	13,875
	Minnesota Agriculture & Econ. Dev. Board Rev. (Health Care Fac.-Essentia) VRDO	0.200%	6/1/09	(12)	11,825	11,825

						25,700
Mississippi (3.7%)
	Jackson County MS PCR (Chevron USA Inc.) VRDO	0.150%	6/1/09		9,975	9,975
	Medical Center Educ. Building Corp. Mississippi Rev. VRDO	0.300%	6/1/09		9,875	9,875
	Medical Center Educ. Building Corp. Mississippi Rev. VRDO	0.300%	6/1/09		27,930	27,930
	Mississippi Business Finance Corp. Rev. (Promenade D'lberville Project) VRDO	0.300%	6/5/09	LOC	9,085	9,085
	Mississippi GO (Nissan Project) VRDO	0.350%	6/5/09		19,100	19,100
[1]	Univ. of Southern Mississippi Educ. Building Corp. Rev. TOB VRDO	0.590%	6/5/09	(4)	9,610	9,610

						85,575
Missouri (2.1%)
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.250%	6/5/09		29,900	29,900

	Missouri Health & Educ. Fac. Auth. (Assemblies of God College) VRDO	0.350%	6/5/09	LOC	5,350	5,350
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Bethesda Health Group) VRDO	0.200%	6/1/09	LOC	6,400	6,400
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.340%	6/5/09	LOC	7,500	7,500

						49,150
Montana (0.8%)
	Montana State Board of Regents Higher Educ. Rev. VRDO	0.280%	6/1/09	LOC	18,200	18,200

Nebraska (0.4%)
[1]	Nebraska Public Power Agency Rev. TOB VRDO	0.490%	6/5/09	(13)(2)	10,250	10,250

Nevada (2.2%)
	Clark County NV School Dist. GO VRDO	0.250%	6/1/09	(4)	23,635	23,635
	Reno NV Sales Tax Rev. VRDO	0.250%	6/1/09	LOC	28,550	28,550

						52,185
New Hampshire (0.7%)
	New Hampshire Health & Educ. Fac. Auth. Rev. (Southern New Hampshire Univ.) VRDO	0.310%	6/5/09	LOC	12,000	12,000
	New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	0.340%	6/5/09		3,250	3,250

						15,250
New Jersey (0.6%)
	New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.230%	6/1/09	LOC	4,900	4,900
	New Jersey Turnpike Auth. Rev. VRDO	3.500%	6/5/09	LOC	8,900	8,900

						13,800
New York (7.6%)
[1]	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.430%	6/5/09	(13)	21,000	21,000
	Nassau Health Care Corp. VRDO	0.100%	6/5/09	LOC	10,000	10,000
[1]	New York City NY GO TOB VRDO	0.380%	6/5/09		9,775	9,775
[1]	New York City NY GO TOB VRDO	0.380%	6/5/09		22,610	22,610
	New York City NY GO VRDO	0.150%	6/1/09	LOC	2,700	2,700
	New York City NY GO VRDO	0.200%	6/1/09	LOC	4,200	4,200
	New York City NY GO VRDO	0.300%	6/1/09	(4)	2,500	2,500
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing – 201 Pearl Street) VRDO	0.180%	6/5/09	LOC	12,400	12,400
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing – Columbus Apartments) VRDO	0.180%	6/5/09	LOC	7,300	7,300
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.200%	6/1/09		9,650	9,650

	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.200%	6/1/09		8,000	8,000
	New York City NY Transitional Finance Auth. Rev. VRDO	1.500%	6/5/09		12,000	12,000
[1]	New York State Dormitory Auth. Rev. TOB VRDO	0.380%	6/5/09		8,535	8,535
	New York State Local Govt. Assistance Corp. VRDO	0.200%	6/5/09		10,000	10,000
	New York State Local Govt. Assistance Corp. VRDO	1.050%	6/5/09	(4)	13,500	13,500
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.900%	6/5/09	(4)	21,950	21,950

						176,120
North Carolina (2.7%)
	Buncombe County NC Metro. Sewerage Dist. VRDO	0.350%	6/5/09		5,000	5,000
[1]	Charlotte NC COP TOB VRDO	0.320%	6/5/09		7,860	7,860
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.280%	6/1/09	LOC	29,075	29,075
	North Carolina Capital Fac. Finance Agency Rev. (YMCA of the Triangle) VRDO	0.350%	6/5/09	LOC	3,835	3,835
[1]	North Carolina Medical Care Comm. Health Care Fac. TOB VRDO	0.390%	6/5/09		4,655	4,655
	North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	0.200%	6/5/09		8,320	8,320
	Union County NC GO VRDO	0.200%	6/5/09		4,805	4,805

						63,550
Ohio (9.6%)
	Cleveland OH COP VRDO	0.300%	6/5/09	LOC	14,400	14,400
	Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	0.350%	6/5/09	LOC	3,300	3,300
	Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.200%	6/5/09	LOC	7,400	7,400
	Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.300%	6/5/09		4,400	4,400
	Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	0.220%	6/5/09	LOC	4,060	4,060
	Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	0.230%	6/5/09		3,000	3,000
	Ohio Air Quality Dev. Rev. VRDO	0.260%	6/1/09	LOC	20,600	20,600
[1]	Ohio GO TOB VRDO	0.250%	6/5/09		8,090	8,090
	Ohio GO VRDO	0.230%	6/5/09		5,675	5,675
	Ohio GO VRDO	0.230%	6/5/09		3,400	3,400
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	0.750%	6/9/09		10,800	10,800
	Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Health Clinic) VRDO	0.200%	6/1/09		29,700	29,700
	Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College Project) VRDO	0.250%	6/5/09		10,000	10,000

	Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ. Project) VRDO	0.170%	6/5/09	LOC	7,310	7,310
	Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.) VRDO	0.170%	6/5/09	LOC	10,875	10,875
	Ohio Infrastructure Improvement GO VRDO	0.230%	6/5/09		2,425	2,425
	Ohio PCR (Sohio Air British Petroleum Co.) VRDO	0.250%	6/1/09		3,900	3,900
	Ohio State Univ. General Receipts Rev. VRDO	0.180%	6/5/09		8,600	8,600
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.260%	6/1/09	LOC	28,060	28,060
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.300%	6/5/09	LOC	10,250	10,250
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.550%	6/5/09		16,705	16,705
[1]	Ohio Water Dev. Auth. Rev. TOB VRDO	2.000%	6/5/09		9,970	9,970

						222,920
Oklahoma (2.6%)
	Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.350%	6/1/09	(12)	6,700	6,700
	Oklahoma Turnpike Auth. VRDO	0.130%	6/1/09		24,160	24,160
	Oklahoma Turnpike Auth. VRDO	0.250%	6/1/09		30,000	30,000

						60,860
Oregon (1.2%)
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.310%	6/5/09		9,145	9,145
	Salem OR Hosp. Rev. VRDO	0.400%	6/5/09	LOC	8,750	8,750
[1]	Washington Clackamas & Yamhill County OR School Dist. TOB VRDO	0.290%	6/5/09	LOC	10,040	10,040

						27,935
Pennsylvania (3.7%)
	Beaver County PA IDA PCR (FirstEnergy) VRDO	0.250%	6/1/09	LOC	3,000	3,000
	Beaver County PA IDA PCR (FirstEnergy) VRDO	0.260%	6/1/09	LOC	5,800	5,800
	Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	0.300%	6/5/09		6,400	6,400
	Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	0.350%	6/5/09		3,005	3,005
	Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.650%	6/5/09		13,490	13,490
	Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.650%	6/5/09		9,900	9,900
	Erie County PA Hosp. Auth. Rev. (Hamot Health Foundation) VRDO	0.170%	6/1/09	LOC	3,800	3,800
	Geisinger Health System Auth. Of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.200%	6/1/09		7,300	7,300

	Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network) VRDO	0.260%	6/1/09	LOC	3,500	3,500
	Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network) VRDO	0.280%	6/1/09	(12)	5,000	5,000
[1]	Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	0.360%	6/5/09	(4)	9,900	9,900
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.200%	6/1/09		8,300	8,300
	South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.) VRDO	0.250%	6/5/09	LOC	5,600	5,600

						84,995
South Carolina (0.6%)
[1]	Berkeley County SC School Dist. GO TOB VRDO	0.440%	6/5/09	(Prere.)	10,100	10,100
	South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Regional Medical Center) VRDO	0.270%	6/5/09	LOC	3,300	3,300

						13,400
South Dakota (0.1%)
	Lawrence County SD PCR VRDO	0.270%	6/5/09	LOC	3,300	3,300

Tennessee (0.7%)
	Shelby County TN GO VRDO	0.250%	6/5/09		7,500	7,500
	Shelby County TN GO VRDO	0.550%	6/5/09		4,400	4,400
[1]	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hospital) TOB VRDO	0.320%	6/5/09		5,000	5,000

						16,900
Texas (6.5%)
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.300%	6/1/09		18,800	18,800
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	0.250%	6/1/09		20,125	20,125
[1]	Houston TX Util. System Rev. TOB VRDO	0.290%	6/5/09	LOC	4,150	4,150
[1]	Houston TX Util. System Rev. TOB VRDO	0.490%	6/5/09	(13)	8,000	8,000
[1]	New Caney TX ISD GO TOB VRDO	1.340%	6/5/09	(4)	4,710	4,710
[1]	Northside TX Independent School Dist. GO TOB VRDO	0.390%	6/5/09		5,225	5,225
[1]	Round Rock TX Independent School Dist. TOB VRDO	0.390%	6/5/09		7,980	7,980
[1]	Texas GO TOB VRDO	0.390%	6/5/09		12,425	12,425
	Texas Small Business Industrial Dev. Corp. (Texas Public Fac. Capital Access) VRDO	0.350%	6/5/09	LOC	14,165	14,165
	Texas Transp. Comm. Mobility Fund VRDO	0.300%	6/5/09		30,950	30,950

[1]	Tyler TX Independent School Dist. GO TOB VRDO	0.590%	6/5/09	(4)	4,755	4,755
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.210%	6/5/09		5,995	5,995
	West Side Calhoun County TX Dev. (British Petroleum) VRDO	0.300%	6/1/09		13,800	13,800

						151,080
Utah (3.3%)
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.250%	6/1/09		28,400	28,400
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.250%	6/1/09		3,120	3,120
	Utah Transit Auth. Sales Tax Rev. VRDO	0.150%	6/1/09	LOC	40,000	40,000
	Utah Transit Auth. Sales Tax Rev. VRDO	0.300%	6/1/09	LOC	6,000	6,000

						77,520
Vermont (1.3%)
	Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) VRDO	0.100%	6/5/09		17,825	17,825
	Vermont Housing Finance Agency Single Family VRDO	0.270%	6/5/09		11,980	11,980

						29,805

Virginia (1.3%)
	Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	0.200%	6/5/09	LOC	3,000	3,000
	Farmville VA IDA Education Fac. Rev. (Longwood Student Housing Project) VRDO	0.350%	6/5/09	(12)	17,837	17,837
[1]	Univ. of Virginia TOB VRDO	0.390%	6/5/09		6,600	6,600
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College) VRDO	0.280%	6/1/09		3,400	3,400

						30,837
Washington (4.6%)
[1]	Seattle WA Water System Rev. TOB VRDO	0.270%	6/5/09	(4)	5,060	5,060
[1]	Washington GO TOB VRDO	0.320%	6/5/09		7,995	7,995
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.320%	6/1/09	(4)	55,960	55,960
	Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.600%	6/5/09	LOC	23,800	23,800
	Washington Public Power Supply System Rev. (Nuclear Project) VRDO	0.310%	6/5/09	LOC	15,100	15,100

						107,915

West Virginia (0.3%)
	West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.260%	6/1/09	LOC	8,000	8,000

Wisconsin (1.9%)
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.250%	6/1/09	LOC	2,000	2,000
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.300%	6/5/09	LOC	2,450	2,450
	Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	0.250%	6/5/09	LOC	10,000	10,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Meriter Hosp. Inc.) VRDO	0.200%	6/1/09	LOC	29,240	29,240

						43,690
Total Investments (99.7%) (Cost $2,324,469)						2,324,469
Other Assets and Liabilities-Net (0.3%)						6,295
Net Assets (100%)						2,330,764

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate value of these securities was $456,726,000, representing 19.6% of net assets.

Municipal Cash Management Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

VANGUARD CMT FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.